14. Financial assets and liabilities (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Reserve for impairment of receivables, beginning	$ 5,696	$ 3,977
Increases	8,983	3,390
Decreases	(2,131)	(1,671)
Reserve for impairment of receivables, ending	12,548	5,696
Trade and other receivables
Disclosure of financial assets [line items]
Reserve for impairment of receivables, beginning	5,696	5,696
Increases	8,983	0
Decreases	(2,131)	0
Reserve for impairment of receivables, ending	$ 12,548	$ 5,696